UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

Value Line Asset Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31, 2019

Date of reporting period: December 31, 2018

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 12/31/18 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (68.1%)

CONSUMER DISCRETIONARY (4.9%)

	APPAREL (0.6%)
32,000	NIKE, Inc. Class B	$2,372,480

	DISTRIBUTION & WHOLESALE (0.6%)
29,000	LKQ Corp. *	688,170
12,500	Pool Corp.	1,858,125
		2,546,295

	RETAIL (3.7%)
4,000	AutoZone, Inc. *	3,353,360
13,400	Domino's Pizza, Inc. (1)	3,323,066
12,800	O'Reilly Automotive, Inc. *	4,407,424
72,000	TJX Companies, Inc. (The)	3,221,280
		14,305,130
		19,223,905

CONSUMER STAPLES (4.1%)

	BEVERAGES (0.6%)
22,000	PepsiCo, Inc.	2,430,560

	FOOD (0.8%)
10,300	Ingredion, Inc.	941,420
5,700	J&J Snack Foods Corp.	824,163
10,000	McCormick & Co., Inc. (1)	1,392,400
		3,157,983

	HOUSEHOLD PRODUCTS (1.3%)
77,200	Church & Dwight Co., Inc.	5,076,672

	RETAIL (1.4%)
8,300	Casey's General Stores, Inc.	1,063,562
21,000	Costco Wholesale Corp.	4,277,910
		5,341,472
		16,006,687

FINANCIALS (5.9%)

	DIVERSIFIED FINANCIALS (0.8%)
40,700	Intercontinental Exchange, Inc.	3,065,931

	INSURANCE (5.1%)
3,700	Alleghany Corp.	2,306,284
28,600	American Financial Group, Inc.	2,589,158
99,400	Arch Capital Group, Ltd. *	2,655,968
21,800	Chubb, Ltd.	2,816,124
2,100	Enstar Group Ltd. *	351,897
44,000	Progressive Corp. (The)	2,654,520
26,100	RenaissanceRe Holdings, Ltd.	3,489,570
19,800	RLI Corp.	1,366,002
23,900	Torchmark Corp.	1,781,267
		20,010,790
		23,076,721

HEALTHCARE (11.9%)

	BIOTECHNOLOGY (1.4%)
11,000	Alexion Pharmaceuticals, Inc. *	1,070,960
14,400	Illumina, Inc. *	4,318,992
		5,389,952

	ELECTRONICS (1.5%)
10,600	Mettler-Toledo International, Inc. *	5,995,148

	HEALTHCARE PRODUCTS (6.5%)
23,767	Becton Dickinson & Co.	5,355,180
48,400	Danaher Corp.	4,991,008
39,000	Henry Schein, Inc. *(1)	3,062,280
36,800	IDEXX Laboratories, Inc. *	6,845,536
3,700	Teleflex, Inc.	956,376
19,300	Thermo Fisher Scientific, Inc.	4,319,147
		25,529,527

	HEALTHCARE SERVICES (2.3%)
6,400	Chemed Corp.	1,812,992
25,800	Encompass Health Corp.	1,591,860
17,000	IQVIA Holdings, Inc. *	1,974,890
13,800	UnitedHealth Group, Inc.	3,437,856
		8,817,598

	PHARMACEUTICALS (0.2%)
16,800	Premier, Inc. Class A *	627,480
		46,359,705

INDUSTRIALS (20.0%)

	AEROSPACE & DEFENSE (6.2%)
93,902	HEICO Corp.	7,275,527
16,000	Northrop Grumman Corp.	3,918,400
38,600	Teledyne Technologies, Inc. *	7,992,902
15,200	TransDigm Group, Inc. *(1)	5,168,912
		24,355,741

	BUILDING MATERIALS (0.4%)
7,400	Lennox International, Inc.	1,619,564

	COMMERCIAL SERVICES (3.9%)
11,000	Cintas Corp.	1,847,890
17,000	Healthcare Services Group, Inc. (1)	683,060
57,503	IHS Markit, Ltd. *	2,758,419
173,250	Rollins, Inc. (1)	6,254,325
35,300	Verisk Analytics, Inc. Class A *	3,849,112
		15,392,806

	ELECTRICAL EQUIPMENT (0.9%)
53,075	AMETEK, Inc.	3,593,178

	ENVIRONMENTAL CONTROL (2.2%)
25,700	Republic Services, Inc.	1,852,713
92,625	Waste Connections, Inc.	6,877,406
		8,730,119

1

December 31, 2018

Shares		Value

	HAND & MACHINE TOOLS (0.7%)
19,100	Snap-on, Inc.	$2,775,039

	HOUSEWARES (1.3%)
88,600	Toro Co. (The)	4,950,968

	MACHINERY DIVERSIFIED (2.3%)
8,600	IDEX Corp.	1,085,836
17,800	Middleby Corp. (The) *(1)	1,828,594
22,400	Roper Technologies, Inc.	5,970,048
		8,884,478

	MISCELLANEOUS MANUFACTURERS (1.0%)
26,400	AO Smith Corp.	1,127,280
26,900	Carlisle Companies, Inc.	2,703,988
		3,831,268

	TRANSPORTATION (1.1%)
57,800	Canadian National Railway Co.	4,283,558
		78,416,719

INFORMATION TECHNOLOGY (17.0%)

	COMMERCIAL SERVICES (1.5%)
10,000	Automatic Data Processing, Inc.	1,311,200
13,700	Gartner, Inc. *	1,751,408
30,700	Total System Services, Inc.	2,495,603
3,400	WEX, Inc. *	476,204
		6,034,415

	COMPUTERS (1.7%)
41,600	Accenture PLC Class A	5,866,016
15,800	CGI Group, Inc. Class A *(1)	966,802
		6,832,818

	DIVERSIFIED FINANCIAL SERVICES (1.7%)
36,000	MasterCard, Inc. Class A	6,791,400

	ELECTRICAL EQUIPMENT (0.3%)
6,400	Littelfuse, Inc.	1,097,472

	ELECTRONICS (1.3%)
62,200	Amphenol Corp. Class A	5,039,444

	MACHINERY DIVERSIFIED (0.3%)
25,800	Cognex Corp. (1)	997,686

	SOFTWARE (10.2%)
34,500	ANSYS, Inc. *	4,931,430
24,400	Broadridge Financial Solutions, Inc.	2,348,500
58,700	Cadence Design Systems, Inc. *	2,552,276
4,600	Fair Isaac Corp. *	860,200
73,200	Fiserv, Inc. *	5,379,468
18,800	Intuit, Inc.	3,700,780
37,100	Jack Henry & Associates, Inc.	4,693,892
23,200	Open Text Corp.	756,320
38,000	Salesforce.com, Inc. *	5,204,860
17,500	Synopsys, Inc. *	1,474,200
19,600	Tyler Technologies, Inc. *	3,642,072
17,400	Ultimate Software Group, Inc. (The) *	4,260,738
		39,804,736
		66,597,971

MATERIALS (2.9%)

	COMMERCIAL SERVICES (1.0%)
26,000	Ecolab, Inc.	3,831,100

	MISCELLANEOUS MANUFACTURERS (0.8%)
31,800	AptarGroup, Inc.	2,991,426

	PACKAGING & CONTAINERS (1.1%)
88,400	Ball Corp.	4,064,632
4,300	Packaging Corp. of America	358,878
		4,423,510
		11,246,036

REAL ESTATE (1.4%)

	REITS (1.4%)
19,300	American Tower Corp. REIT	3,053,067
25,100	Equity Lifestyle Properties, Inc. REIT	2,437,963
		5,491,030
		5,491,030

	TOTAL COMMON STOCKS (Cost $178,638,099) (68.1%)	266,418,774

Principal Amount		Value

ASSET-BACKED SECURITIES (2.7%)
$100,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23	98,799
350,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.99%, 7/17/23	344,566
91,718	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	91,452
35,003	CarMax Auto Owner Trust, Series 2015-4, Class A3, 1.56%, 11/16/20	34,874
309,090	CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.40%, 8/15/21	305,501
675,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	654,962
150,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A4, 1.96%, 1/18/22 (2)	149,576
325,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	324,824

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value

$650,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, 11/19/21	$643,103
260,000	Daimler Trucks Retail Trust, Series 2018-1, Class A3, 2.85%, 7/15/21 (2)	259,544
400,000	Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	394,487
300,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12%, 7/15/26 (2)	296,931
200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (2)	198,319
200,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	195,671
600,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (2)	598,154
250,000	Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class A1, 2.16%, 9/15/22	246,295
616,000	GM Financial Automobile Leasing Trust, Series 2017-3, Class A4, 2.12%, 9/20/21	610,221
250,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (2)	249,223
430,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A1, 1.96%, 5/17/21 (2)	428,027
170,000	GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A1, 3.13%, 3/15/23 (2)	170,016
200,000	GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1, 2.13%, 7/15/22 (2)	197,182
400,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A4, 2.05%, 6/21/23	394,722
500,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A3, 1.68%, 8/16/21	494,830
450,000	Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.97%, 7/15/20 (2)	447,556
652,000	Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3, 2.81%, 4/15/21 (2)	649,691
300,000	Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A4, 2.01%, 1/17/23	297,612
500,000	Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A3, 1.79%, 4/15/20	498,501
250,000	Nissan Auto Lease Trust, Series 2017-B, Class A3, 2.05%, 9/15/20	248,162
275,000	Nissan Auto Lease Trust, Series 2017-A, Class A4, 2.11%, 5/15/23	270,641
620,000	Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.54%, 6/15/21	615,853
150,000	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 4/17/23	148,923

	TOTAL ASSET-BACKED SECURITIES (Cost $10,562,971) (2.7%)	10,558,218

COMMERCIAL MORTGAGE-BACKED SECURITIES (3.6%)
435,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	438,756
230,984	Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A1, 1.88%, 12/10/49	227,294
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	99,439
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	151,915
229,203	FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	228,371
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23 (3)	101,447
150,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2, 3.06%, 7/25/23 (3)	150,650
450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2, 3.53%, 7/25/23 (3)	460,522
325,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K726, Class A2, 2.91%, 4/25/24	323,619
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (3)	250,677
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class A2, 3.24%, 9/25/24	1,010,175
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K047, Class A2, 3.33%, 5/25/25 (3)	253,342
400,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K048, Class A2, 3.28%, 6/25/25 (3)	404,332
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2, 2.75%, 1/25/26	975,221

3

December 31, 2018

Principal Amount		Value

$1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	$969,116
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K063, Class A2, 3.43%, 1/25/27 (3)	506,127
1,500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	1,489,459
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	249,177
213,034	FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2, 3.44%, 12/25/27	214,876
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	255,132
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.50%, 11/25/45 (2)(3)	249,409
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (2)(3)	252,389
150,000	GNMA, Series 2013-12, Class B, 2.11%, 11/16/52 (3)	136,495
137,494	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	138,074
129,984	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2, 2.92%, 2/15/47	129,787
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	246,440
355,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.05%, 11/15/49	341,254
390,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	389,904
204,044	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 1/10/45	205,449
163,166	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A2, 2.95%, 12/15/47	162,793
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	99,216
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	298,512
150,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	144,740
500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4, 2.94%, 10/15/49	476,783
445,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.82%, 8/15/50	453,364
203,545	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	200,421
370,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, 3.77%, 7/15/58 (3)	375,258
400,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	404,181
100,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 4/15/45	100,509
300,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	295,363
400,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A4, 3.65%, 10/15/57	404,572

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,398,655) (3.6%)	14,264,560

CORPORATE BONDS & NOTES (9.4%)

	BASIC MATERIALS (0.2%)
350,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	359,743
275,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	276,318
150,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27 (2)	132,750
62,000	Vale Overseas, Ltd., Guaranteed Notes, 4.38%, 1/11/22 (1)	63,085
		831,896

	COMMUNICATIONS (1.0%)
300,000	Alibaba Group Holding, Ltd., Senior Unsecured Notes, 3.60%, 11/28/24 (1)	293,458
250,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	267,785
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24 (1)	197,983
267,000	AT&T, Inc., Senior Unsecured Notes, 4.10%, 2/15/28	256,741
250,000	Baidu, Inc., Senior Unsecured Notes, 4.38%, 5/14/24 (1)	252,057
350,000	Booking Holdings, Inc., Senior Unsecured Notes, 3.60%, 6/1/26	340,041
250,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	248,590
300,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	303,551
225,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	228,472
250,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (1)	251,842

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value

$200,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	$202,750
200,000	Orange SA, Senior Unsecured Notes, 1.63%, 11/3/19 (1)	197,498
250,000	Telefonica Emisiones S.A., Guaranteed Notes, 5.88%, 7/15/19	252,995
200,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (2)	200,214
300,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	296,126
200,000	Warner Media LLC, Guaranteed Notes, 3.80%, 2/15/27	187,661
		3,977,764

	CONSUMER, CYCLICAL (0.9%)
200,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	200,377
200,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	186,000
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	198,790
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	190,286
200,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 4.63%, 4/1/25	189,500
250,000	Home Depot, Inc. (The), Senior Unsecured Notes, 2.63%, 6/1/22	247,379
250,000	Leggett & Platt, Inc., Senior Unsecured Notes, 3.50%, 11/15/27	234,984
200,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	192,000
150,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (2)	149,710
150,000	PulteGroup, Inc., Guaranteed Notes, 4.25%, 3/1/21	148,875
150,000	Starbucks Corp., Senior Unsecured Notes, 3.75%, 12/1/47	124,213
300,000	Target Corp., Senior Unsecured Notes, 6.35%, 11/1/32 (1)	374,586
175,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25 (1)	163,625
350,000	Toyota Motor Credit Corp. GMTN, Senior Unsecured Notes, 3.45%, 9/20/23	350,584
250,000	Walmart, Inc., Senior Unsecured Notes, 3.95%, 6/28/38	247,686
250,000	WW Grainger, Inc., Senior Unsecured Notes, 4.20%, 5/15/47	236,289
		3,434,884

	CONSUMER, NON-CYCLICAL (1.1%)
226,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	223,197
250,000	AbbVie, Inc., Senior Unsecured Notes, 3.60%, 5/14/25	239,796

225,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	214,883
250,000	Becton Dickinson and Co., Senior Unsecured Notes, 2.89%, 6/6/22	242,130
150,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	144,297
250,000	Constellation Brands, Inc., Guaranteed Notes, 3.75%, 5/1/21	251,867
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	150,521
250,000	CVS Health Corp., Senior Unsecured Notes, 3.35%, 3/9/21	249,286
200,000	Express Scripts Holding Co., Guaranteed Notes, 3.40%, 3/1/27	185,531
250,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	248,323
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	195,000
200,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	195,397
250,000	Merck & Co., Inc., Senior Unsecured Notes, 2.75%, 2/10/25	241,847
150,000	NYU Langone Hospitals, Secured Notes, 4.78%, 7/1/44	158,360
250,000	Sanofi, Senior Unsecured Notes, 3.38%, 6/19/23	251,588
200,000	Service Corp. International, Senior Unsecured Notes, 5.38%, 1/15/22	200,500
200,000	Total System Services, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	201,556
150,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27	139,125
165,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	164,467
100,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	104,452
250,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	256,585
		4,258,708

	ENERGY (1.0%)
300,000	ConocoPhillips Co., Guaranteed Notes, 4.95%, 3/15/26 (1)	321,043
250,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23	246,044
200,000	Energy Transfer Operating L.P., Series 5Y, Guaranteed Notes, 4.20%, 9/15/23	197,108
100,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	96,288
250,000	EQT Corp., Senior Unsecured Notes, 2.50%, 10/1/20	244,459
250,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28	244,684
175,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	159,229
275,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	257,981

5

December 31, 2018

Principal Amount		Value

$250,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26 (2)	$256,078
250,000	MPLX L.P., Senior Unsecured Notes, 4.13%, 3/1/27	238,028
250,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	233,522
250,000	Occidental Petroleum Corp., Senior Unsecured Notes, 3.40%, 4/15/26	244,598
300,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	307,989
175,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26	185,291
200,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	205,536
200,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.88%, 5/15/48	193,052
200,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	219,127
		3,850,057

	FINANCIAL (3.8%)
200,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	195,128
250,000	Air Lease Corp., Senior Unsecured Notes, 4.63%, 10/1/28	236,133
200,000	Aircastle, Ltd., Senior Unsecured Notes, 6.25%, 12/1/19	204,764
300,000	Aircastle, Ltd., Senior Unsecured Notes, 4.40%, 9/25/23	295,057
210,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	203,962
300,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	311,258
250,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (2)	249,842
225,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	221,278
150,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20 (1)	147,940
259,000	Bank of America Corp. MTN, Senior Unsecured Notes, 4.00%, 4/1/24	260,436
250,000	Bank of Montreal MTN, Senior Unsecured Notes, 2.35%, 9/11/22	241,500
250,000	Bank of New York Mellon Corp. (The) MTN, Senior Unsecured Notes, 2.45%, 11/27/20	247,092
250,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	231,335
250,000	BB&T Corp. MTN, Senior Secured Notes, 3.75%, 12/6/23	252,103
200,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	203,587
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 2.55%, 6/16/22	243,437
250,000	Chubb INA Holdings, Inc., Guaranteed Notes, 3.35%, 5/3/26	244,556
178,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	175,552
250,000	Citigroup, Inc., Senior Unsecured Notes, 2.90%, 12/8/21	245,957
103,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	102,648
250,000	Citizens Bank NA/Providence, Senior Unsecured Notes, 3.70%, 3/29/23	251,238
250,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	247,682
200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	206,523
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	246,674
300,000	Duke Realty L.P., Senior Unsecured Notes, 4.00%, 9/15/28	297,802
150,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	154,680
250,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20	248,558
200,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	189,129
175,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	197,625
250,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	249,258
250,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	258,666
250,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	253,256
250,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.30%, 1/14/22	241,378
200,000	ING Groep NV, Senior Unsecured Notes, 4.10%, 10/2/23	199,878
150,000	iStar, Inc., Senior Unsecured Notes, 5.25%, 9/15/22 (1)	140,235
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26 (1)	195,136
250,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3-month LIBOR + 1.38%, 3.96%, 11/15/48 (3)	221,290
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	250,132
250,000	Loews Corp., Senior Unsecured Notes, 2.63%, 5/15/23	242,054
300,000	Mastercard, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	288,667
250,000	Mitsubishi UFJ Financial Group, Inc., Senior Unsecured Notes, 3.76%, 7/26/23	251,153
500,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	515,246
250,000	National Australia Bank, Ltd. GMTN, Senior Unsecured Notes, 2.63%, 7/23/20	247,368
250,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	242,241
150,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	146,088
150,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 3.30%, 3/8/22	149,668

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value

$250,000	Prologis L.P., Guaranteed Notes, 3.88%, 9/15/28 (1)	$254,511
200,000	Prudential Financial, Inc., Junior Subordinated Notes, 3-month LIBOR + 2.67%, 5.70%, 9/15/48 (3)	186,000
250,000	Prudential Financial, Inc. MTN, Senior Unsecured Notes, 3.50%, 5/15/24	251,372
350,000	Regions Financial Corp., Senior Unsecured Notes, 3.20%, 2/8/21	347,761
200,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	197,412
250,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	252,819
250,000	Sumitomo Mitsui Financial Group, Inc., Senior Unsecured Notes, 3.75%, 7/19/23	251,602
250,000	SunTrust Bank/Atlanta GA, Senior Unsecured Notes, 2.25%, 1/31/20	247,034
300,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	299,837
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	149,010
350,000	Toronto-Dominion Bank (The) MTN, Senior Unsecured Notes, 3.25%, 6/11/21	351,434
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	248,799
250,000	Visa, Inc., Senior Unsecured Notes, 2.80%, 12/14/22	246,864
250,000	Wells Fargo & Co., Senior Unsecured Notes, 3.07%, 1/24/23	243,481
250,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	244,754
250,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	247,478
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	102,753
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	117,208
		14,885,319

	INDUSTRIAL (0.5%)
225,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	228,656
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.60%, 9/1/20	252,452
250,000	Corning, Inc., Senior Unsecured Notes, 5.35%, 11/15/48	253,608
250,000	Harris Corp., Senior Unsecured Notes, 4.40%, 6/15/28	248,867
250,000	Lockheed Martin Corp., Senior Unsecured Notes, 2.50%, 11/23/20	247,087
178,000	Owens Corning, Senior Unsecured Notes, 3.40%, 8/15/26	162,548
250,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	245,664
250,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	243,689
		1,882,571

	TECHNOLOGY (0.3%)
250,000	Apple, Inc., Senior Unsecured Notes, 2.70%, 5/13/22	247,214
150,000	Apple, Inc., Senior Unsecured Notes, 3.75%, 11/13/47	137,840
100,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	100,887
150,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., Guaranteed Notes, 6.00%, 7/15/25 (2)	146,625
350,000	KLA-Tencor Corp., Senior Unsecured Notes, 4.65%, 11/1/24	358,688
200,000	Microsoft Corp., Senior Unsecured Notes, 2.40%, 8/8/26	186,470
200,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	212,128
		1,389,852

	UTILITIES (0.6%)
300,000	American Water Capital Corp., Senior Unsecured Notes, 3.75%, 9/1/28	300,705
200,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	201,719
150,000	Dominion Energy, Inc., Series C, Senior Unsecured Notes, 4.90%, 8/1/41	148,889
250,000	Duke Energy Corp., Senior Unsecured Notes, 3.75%, 9/1/46	216,139
200,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	202,576
250,000	Florida Power & Light Co., 4.95%, 6/1/35	273,874
250,000	Indiana Michigan Power Co., Senior Unsecured Notes, 4.25%, 8/15/48 (1)	245,718
200,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	188,175
233,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	236,471
225,000	Sempra Energy, Senior Unsecured Notes, 4.00%, 2/1/48	193,124
200,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	197,784
		2,405,174

	TOTAL CORPORATE BONDS & NOTES (Cost $37,740,596) (9.4%)	36,916,225

FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
300,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	300,757
300,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	295,673

7

December 31, 2018

Principal Amount		Value

$211,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	$204,018
250,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	252,127
225,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (1)	232,313

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,306,492) (0.3%)	1,284,888

LONG-TERM MUNICIPAL SECURITIES (0.9%)
185,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	184,937
100,000	California State, Build America Bonds, General Obligation Unlimited, AGM Insured, 6.88%, 11/1/26	126,211
175,000	City of Industry CA, Taxable Sales Tax, Revenue Bonds, 6.75%, 1/1/20	181,510
200,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	228,436
250,000	City of Oakland, California Taxable Pension, Revenue Bonds, 4.68%, 12/15/25	268,270
450,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.91%, 12/1/23	489,605
200,000	East Baton Rouge Sewerage Commission, Taxable Refunding Revenue Bonds, Series A, 3.65%, 2/1/28	200,920
150,000	Lancaster County Hospital Authority University of Pennsylvania Health System, Revenue Bonds, Series A, 3.00%, 8/15/30	147,966
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	97,000
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	197,166
330,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	346,576
300,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series F, 3.80%, 5/1/27	311,094
140,000	State of California, Build America Bonds, General Obligation Unlimited, 5.70%, 11/1/21	150,577
100,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	103,298
100,000	University of California, Taxable General Revenue Bonds, Series AC, 4.80%, 5/15/31	107,922
250,000	University of Oklahoma (The), Revenue Bonds, Series B, 3.10%, 7/1/26	244,695
100,000	Yuba Levee Financing Authority, Revenue Bonds, Series B, (BAM), 3.33%, 9/1/23	101,852

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $3,486,817) (0.9%)	3,488,035

	U.S. GOVERNMENT AGENCY OBLIGATIONS (6.7%)
500,000	FHLB, 2.88%, 9/11/20	502,645
250,000	FHLB, 3.00%, 10/12/21	253,189
250,000	FHLB, 3.25%, 3/8/24	255,608
500,000	FHLMC, 1.75%, 5/30/19	498,414
1,250,000	FHLMC, 6.25%, 7/15/32	1,669,062
122,126	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	117,728
188,579	FHLMC Gold PC Pool #A95174, 4.00%, 11/1/40	194,022
168,490	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	172,428
209,539	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	218,742
15,983	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	16,101
875,198	FHLMC Gold PC Pool #G08698, 3.50%, 3/1/46	877,625
164,085	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	166,202
139,296	FHLMC Gold PC Pool #Q05649, 4.00%, 1/1/42	143,327
74,423	FHLMC Gold PC Pool #Q05714, 4.00%, 1/1/42	75,886
189,755	FHLMC Gold PC Pool #Q39580, 4.00%, 3/1/46	193,739
419,869	FHLMC Gold Pool #Q41084, 3.50%, 6/1/46	421,034
214,788	FHLMC Pool #AG08748, 3.50%, 2/1/47	215,168
250,000	FNMA, 2.38%, 1/19/23	248,129
250,000	FNMA, 2.63%, 9/6/24	249,129
500,000	FNMA, 1.88%, 9/24/26	465,225
142,552	FNMA Pool #995245, 5.00%, 1/1/39	150,983
183,863	FNMA Pool #AB1259, 5.00%, 7/1/40	195,139
202,878	FNMA Pool #AB1796, 3.50%, 11/1/40	204,461
162,927	FNMA Pool #AB6286, 2.50%, 9/1/27	160,743
167,672	FNMA Pool #AB8144, 5.00%, 4/1/37	177,923
147,627	FNMA Pool #AL7662, 4.50%, 10/1/43	154,623
244,025	FNMA Pool #AQ3960, 3.00%, 8/1/28	244,188
194,865	FNMA Pool #AR0930, 2.50%, 1/1/28	192,251
189,338	FNMA Pool #AS1529, 3.00%, 1/1/29	189,464
416,067	FNMA Pool #AS4928, 3.50%, 5/1/45	417,555
132,035	FNMA Pool #AS5485, 4.50%, 7/1/45	136,844
150,730	FNMA Pool #AS5696, 3.50%, 8/1/45	151,245

8

Schedule of Investments (unaudited) (continued)

Principal Amount		Value

$305,466	FNMA Pool #AS6385, 4.00%, 12/1/45	$311,734
221,897	FNMA Pool #AS7188, 4.00%, 5/1/46	226,417
214,481	FNMA Pool #AS8276, 3.00%, 11/1/46	209,180
223,901	FNMA Pool #AS8483, 3.00%, 12/1/46	218,367
642,094	FNMA Pool #AS8796, 3.00%, 2/1/47	626,215
396,997	FNMA Pool #AS9459, 4.50%, 4/1/47	411,284
330,064	FNMA Pool #AU7025, 3.00%, 11/1/43	324,344
126,892	FNMA Pool #AU8070, 3.50%, 9/1/43	127,797
443,678	FNMA Pool #AV0703, 4.00%, 12/1/43	454,559
2,754,104	FNMA Pool #AX9528, 3.50%, 2/1/45	2,764,376
189,694	FNMA Pool #AY2618, 4.00%, 3/1/45	193,718
203,320	FNMA Pool #AY9329, 4.00%, 6/1/45	207,554
167,332	FNMA Pool #AZ4775, 3.50%, 10/1/45	167,904
138,660	FNMA Pool #AZ6194, 3.50%, 10/1/45	139,120
179,255	FNMA Pool #AZ9703, 3.00%, 10/1/45	175,269
320,835	FNMA Pool #BA4732, 3.50%, 12/1/45	321,883
399,765	FNMA Pool #BC9482, 3.00%, 7/1/46	389,884
233,145	FNMA Pool #BD8211, 4.00%, 4/1/47	237,739
217,132	FNMA Pool #BD8213, 3.00%, 9/1/46	211,765
453,174	FNMA Pool #BE3776, 4.50%, 7/1/47	469,628
407,457	FNMA Pool #BM2001, 3.50%, 12/1/46	408,662
1,059,782	FNMA Pool #BM2006, 4.00%, 1/1/48	1,080,623
979,404	FNMA Pool #BM2007, 4.00%, 9/1/48	998,591
482,770	FNMA Pool #CA1564, 4.50%, 4/1/48	500,118
134,174	FNMA Pool #MA0073, 4.50%, 5/1/29	139,313
195,423	FNMA Pool #MA2641, 3.00%, 6/1/46	190,592
439,293	FNMA Pool #MA3026, 3.50%, 6/1/47	439,866
290,943	FNMA Pool #MA3114, 2.50%, 8/1/32	284,246
239,242	FNMA Pool #MA3238, 3.50%, 1/1/48	239,260
485,162	FNMA Pool #MA3331, 3.00%, 4/1/48	473,024
734,893	FNMA Pool #MA3415, 4.00%, 7/1/48	749,290
104,618	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	101,243
106,405	FNMA REMIC Trust Series 2013-41, Class WD, 2.00%, 11/25/42	101,721
149,785	GNMA II Pool #MA1090, 3.50%, 6/20/43	151,491
85,595	GNMA II Pool #MA1448, 3.50%, 11/20/43	86,570
113,777	GNMA II Pool #MA1520, 3.00%, 12/20/43	112,984
145,695	GNMA II Pool #MA2149, 4.00%, 8/20/44	149,711
254,843	GNMA II Pool #MA2445, 3.50%, 12/20/44	257,025
180,519	GNMA II Pool #MA3803, 3.50%, 7/20/46	181,796
1,878,333	GNMA II Pool #MA4836, 3.00%, 11/20/47	1,850,244
144,178	GNMA Pool #650494, 5.50%, 1/15/36	155,672

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,512,763) (6.7%)	26,169,601

U.S. TREASURY OBLIGATIONS (3.7%)

	U.S. TREASURY NOTES & BONDS (3.7%)
350,000	U.S. Treasury Bonds, 5.38%, 2/15/31	444,664
1,720,000	U.S. Treasury Bonds, 4.38%, 2/15/38	2,106,933
2,562,000	U.S. Treasury Bonds, 2.88%, 5/15/43	2,501,052
2,919,000	U.S. Treasury Bonds, 3.00%, 2/15/48	2,903,379
1,400,000	U.S. Treasury Notes, 1.38%, 3/31/20	1,379,437
250,000	U.S. Treasury Notes, 1.63%, 10/15/20	246,104
2,500,000	U.S. Treasury Notes, 1.38%, 6/30/23	2,380,273
405,000	U.S. Treasury Notes, 2.38%, 8/15/24	401,282
645,000	U.S. Treasury Notes, 2.25%, 11/15/24	633,889
1,450,000	U.S. Treasury Notes, 2.75%, 2/15/28	1,457,477

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,277,977) (3.7%)	14,454,490

Shares		Value

SHORT-TERM INVESTMENTS (0.8%)

	MONEY MARKET FUNDS (0.8%)
1,756,623	State Street Navigator Securities Lending Government Money Market Portfolio (4)	1,756,623
1,389,462	State Street Institutional Liquid Reserves Fund	1,389,462

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,145,946) (0.8%)	3,146,085

	TOTAL INVESTMENT SECURITIES (96.2%) (Cost $290,070,316)	$376,700,876

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (3.8%)		14,794,373

NET ASSETS (5) (100%)		$391,495,249

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of December 31, 2018, the market value of the securities on loan was $24,988,777.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(4)	Securities with an aggregate market value of $24,988,777 were out on loan in exchange for $1,756,623 of cash collateral as of December 31, 2018. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $290,070,316, aggregate gross unrealized appreciation was $93,472,606, aggregate gross unrealized depreciation was $6,842,046 and the net unrealized appreciation was $86,630,560.
AGM	Assured Guaranty Municipal.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.

9

December 31, 2018

LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.

10

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of December 31, 2018:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$266,418,774	$—	$—	$266,418,774
Asset-Backed Securities	—	10,558,218	—	10,558,218
Commercial Mortgage-Backed Securities	—	14,264,560	—	14,264,560
Corporate Bonds & Notes*	—	36,916,225	—	36,916,225
Foreign Government Obligations	—	1,284,888	—	1,284,888
Long-Term Municipal Securities*	—	3,488,035	—	3,488,035
U.S. Government Agency Obligations	—	26,169,601	—	26,169,601
U.S. Treasury Obligations	—	14,454,490	—	14,454,490
Short-Term Investments	3,146,085	—	—	3,146,085
Total Investments in Securities	$269,564,859	$107,136,017	$—	$376,700,876

*	See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended December 31, 2018, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended December 31, 2018, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By /s/ Mitchell E. Appel

Mitchell E. Appel, President

Date: 2/27/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Mitchell E. Appel

Mitchell E. Appel, President, Principal Executive Officer

By /s/ Emily D. Washington

Emily D. Washington, Treasurer, Principal Financial Officer

Date: 2/27/19